Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Description of prepayments and other receivables

	As of December 31, 2019	As of December 31, 2018
	£'000s	£'000s
Prepayments	1,309	1,362
Other receivables	1,461	1,101
Total prepayments and other receivables	2,770	2,463